UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03031
Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Weekly Variable Rate Bonds (66.3%)
	Alaska (0.1%)
$1,000	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.10%	10/07/11	12/01/40	$1,000,000

	Arizona (0.9%)
	Arizona Health Facilities Authority,
1,000	Banner Health Ser 2008 D ROCs II-R Ser 11687	0.18	10/07/11	01/01/30	1,000,000
10,000	Banner Health Ser 2008 G	0.15	10/07/11	01/01/29	10,000,000
6,500	Mesa, Utility Systems Ser 2011 ROCs II-R Ser 11959X	0.16	10/07/11	01/01/19	6,500,000

					17,500,000

	California (3.9%)
15,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.12	10/07/11	06/01/41	15,000,000
	California Statewide Communities Development Authority,
23,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.15	10/07/11	11/01/40	23,000,000
27,200	Kaiser Permanente Ser 2002 E	0.09	10/07/11	11/01/36	27,200,000
12,800	RBC Municipal Products Trust, Inc., Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.16	10/07/11	03/01/34	12,800,000

					78,000,000

	Colorado (6.8%)
	Colorado Springs,
45,000	Utilities System Sub Lien Ser 2004 A	0.15	10/07/11	11/01/23	45,000,000
10,000	Utilities System Sub Lien Ser 2006 A	0.15	10/07/11	11/01/25	10,000,000
30,000	Utilities System Sub Lien Ser 2007 A	0.16	10/07/11	11/01/37	30,000,000
15,000	Utilities System Sub Lien Ser 2009 C	0.15	10/07/11	11/01/28	15,000,000
10,000	Sheridan Redevelopment Agency, Tax Incremental South Santa Fe Drive Corridor Ser 2011 A-1	0.22	10/07/11	12/01/29	10,000,000
22,000	University of Colorado Hospital Authority, Ser 2011 A	0.12	10/07/11	11/15/41	22,000,000
3,600	Westminster Economic Development Authority, Tax Increment Mandalay Gardens Urban Renewal Ser 2009	0.22	10/07/11	12/01/28	3,600,000

					135,600,000

	Florida (7.7%)
1,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.15	10/07/11	06/01/35	1,000,000
	Gainesville,
25,395	Utilities System 2007 Ser A	0.12	10/07/11	10/01/36	25,395,000
26,300	Utilities System 2008 Ser B	0.11	10/07/11	10/01/38	26,300,000
	Highlands County Health Facilities Authority,
3,300	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.12	10/07/11	11/15/21	3,300,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.12	10/07/11	11/15/27	1,000,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.12	10/07/11	11/15/29	1,000,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.12	10/07/11	11/15/30	1,000,000
32,575	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.12	10/07/11	11/15/33	32,575,000
3,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.12	10/07/11	11/15/37	3,000,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$16,840	Adventist Health System/Sunbelt Obligated Group Ser 2009 B	0.12%	10/07/11	11/15/26	$16,840,000
17,500	Adventist Health System/Sunbelt Obligated Group Ser 2009 D	0.12	10/07/11	11/15/26	17,500,000
23,100	JEA, District Energy System Ser 2004 A	0.13	10/07/11	10/01/34	23,100,000
1,250	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.14	10/07/11	11/01/38	1,250,000

					153,260,000

	Georgia (0.1%)
1,000	Main Street Natural Gas, Inc., Gas Ser 2010 A	0.16	10/07/11	08/01/40	1,000,000

	Illinois (3.2%)
	Illinois Toll Highway Authority,
20,000	Toll Highway Senior Priority Ser 2007 A-1B	0.13	10/07/11	07/01/30	20,000,000
22,500	Toll Highway Senior Priority Ser 2007 A-2B	0.13	10/07/11	07/01/30	22,500,000
21,825	J P Morgan Chase & Co., Illinois Finance Authority University of Chicago Medical Center Ser 2011 C PUTTERs Ser 3907	0.18	10/07/11	02/15/19	21,825,000

					64,325,000

	Indiana (3.3%)
	Indiana Finance Authority,
3,560	Sisters of St. Francis Health Services, Inc. Ser 2008 I	0.14	10/07/11	11/01/37	3,560,000
17,960	Trinity Health Ser 2008 D-1	0.10	10/07/11	12/01/34	17,960,000
30,650	Trinity Health Ser 2008 D-2	0.10	10/07/11	12/01/34	30,650,000
2,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.15	10/07/11	11/15/39	2,000,000
12,000	RBC Municipal Products Trust, Inc., Indiana Finance Authority Indiana University Health Ser 2011 L & M Floater Certificates Ser E-23	0.16	10/07/11	03/01/36	12,000,000

					66,170,000

	Iowa (0.4%)
9,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.15	10/07/11	06/01/23	9,000,000

	Kansas (0.5%)
10,000	Kansas Department of Transportation, Highway Ser 2008 A-4	0.10	10/07/11	09/01/14	10,000,000

	Maryland (0.1%)
1,000	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.11	10/07/11	02/15/43	1,000,000

	Massachusetts (7.4%)
	Massachusetts Department of Transportation,
14,000	Metropolitan Highway System 2010 Ser A5	0.11	10/07/11	01/01/39	14,000,000
19,000	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.12	10/07/11	01/01/37	19,000,000
27,050	Metropolitan Highway System Contract Assistance Ser 2010 A-4	0.11	10/07/11	01/01/39	27,050,000
	Massachusetts Health & Educational Facilities Authority,
1,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.16	10/07/11	01/15/14	1,000,000
9,245	Partners HealthCare System 2005 Ser F-3	0.08	10/07/11	07/01/40	9,245,000
	Massachusetts Water Resources Authority,
20,000	Gen Ser 2008 A-1	0.14	10/07/11	08/01/37	20,000,000
12,500	Gen Ser 2008 A-2	0.12	10/07/11	08/01/37	12,500,000
31,200	Gen Ser 2008 A-3	0.13	10/07/11	08/01/37	31,200,000
13,000	Gen Ser 2008 F	0.09	10/07/11	08/01/29	13,000,000

					146,995,000

	Michigan (3.0%)
28,790	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2005 F	0.10	10/07/11	11/01/18	28,790,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$31,400	University of Michigan Regents, General Ser 2008 B	0.08%	10/07/11	04/01/28	$31,400,000

					60,190,000

	Minnesota (1.7%)
35,000	Rochester, Health Care Facilities Mayo Clinic Ser 2008 A	0.12	10/07/11	11/15/38	35,000,000

	Missouri (3.4%)
1,930	Cape Girardeau County Industrial Development Authority, St. Francis Medical Center Ser 2009 B	0.20	10/07/11	06/01/39	1,930,000
	Missouri Health & Educational Facilities Authority,
8,300	BJC Health System Ser 2008 D	0.15	10/07/11	05/15/38	8,300,000
2,800	BJC Health System Ser 2008 E	0.10	10/07/11	05/15/38	2,800,000
3,000	Sisters of Mercy Health System Ser 2008 D-4	0.12	10/07/11	06/01/37	3,000,000
2,400	Sisters of Mercy Health System Ser 2008 E	0.12	10/07/11	06/01/39	2,400,000
50,000	Sisters of Mercy Health System Ser 2008 F	0.13	10/07/11	06/01/39	50,000,000

					68,430,000

	Nebraska (2.7%)
54,270	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.16	10/07/11	08/01/39	54,270,000

	New Mexico (1.0%)
5,390	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.11	10/07/11	12/15/26	5,390,000
11,820	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.14	10/07/11	08/01/34	11,820,000
2,995	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.16	10/07/11	11/01/39	2,995,000

					20,205,000

	New York (2.5%)
4,000	Austin Trust, New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM)	0.22	10/07/11	06/15/36	4,000,000
	New York City Municipal Water Finance Authority,
14,700	Second General Fiscal 2003 F1A	0.10	10/07/11	06/15/35	14,700,000
32,200	Second General Fiscal 2010 Ser CC	0.09	10/07/11	06/15/41	32,200,000

					50,900,000

	North Carolina (2.8%)
546	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.22	10/07/11	01/15/47	546,000
22,395	Charlotte, Water & Sewer System Ser 2002 C	0.17	10/07/11	06/01/25	22,395,000
4,035	Guilford County, Ser 2005 B	0.13	10/07/11	03/01/25	4,035,000
	North Carolina Medical Care Commission,
22,680	Duke University Health System Ser 2005 B	0.12	10/07/11	06/01/28	22,680,000
1,710	FirstHealth of the Carolinas Ser 2008 A	0.15	10/07/11	10/01/28	1,710,000
1,000	Novant Health Obligated Group Ser 2004 A	0.15	10/07/11	11/01/34	1,000,000
1,600	Novant Health Obligated Group Ser 2004 B	0.15	10/07/11	11/01/34	1,600,000
3,000	Novant Health Obligated Group Ser 2006 Eagle #20070065 Class A (BHAC)	0.17	10/07/11	11/01/34	3,000,000

					56,966,000

	Ohio (0.4%)
1,950	Columbus, Sewer Ser 2008 B	0.10	10/07/11	06/01/32	1,950,000
2,900	Franklin County, OhioHealth Corp. Ser 2009 A Ohio,	0.12	10/07/11	11/15/41	2,900,000
2,175	Common Schools Ser 2005 B	0.10	10/07/11	03/15/25	2,175,000
1,710	Common Schools Ser 2006 B	0.11	10/07/11	06/15/26	1,710,000

					8,735,000

	Oregon (0.2%)
3,915	Oregon Facilities Authority, PeaceHealth Ser 2008 A	0.11	10/07/11	08/01/34	3,915,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Pennsylvania (3.9%)
$45,490	Delaware River Port Authority, Ser 2008 B	0.13%	10/07/11	01/01/26	$45,490,000
4,285	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.16	10/07/11	11/01/30	4,285,000
	RBC Municipal Products Trust, Inc.,
10,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-1	0.16	10/07/11	11/01/12	10,000,000
17,770	Pennsylvania State Turnpike Commission Ser 2011 C-1 Floater Certificates Ser E-22	0.16	10/07/11	12/01/38	17,770,000
1,130	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.16	10/07/11	06/01/29	1,130,000

					78,675,000

	South Carolina (0.2%)
2,485	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.15	10/07/11	09/01/28	2,485,000
	South Carolina Jobs — Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.15	10/07/11	02/01/35	1,000,000
995	AnMed Health Ser 2009 C	0.15	10/07/11	02/01/33	995,000

					4,480,000

	Tennessee (0.1%)
1,685	Sevier County Public Building Authority, Local Government Public Improvement Ser VI-A-1	0.15	10/07/11	06/01/29	1,685,000

	Texas (7.2%)
7,600	Barclays Capital Municipal Trust Receipts, North Texas Tollway Authority Special Projects System Ser 2011 A Floater-TRs Ser 18B	0.17	10/07/11	09/01/41	7,600,000
4,500	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.16	10/07/11	12/01/33	4,500,000
1,600	Harris County Industrial Development Corporation, Baytank, Inc. Ser 1998	0.12	10/07/11	02/01/20	1,600,000
	Houston,
5,000	Combined Utility System First Lien Ser 2004 B	0.23	10/07/11	05/15/34	5,000,000
25,700	Combined Utility System First Lien Ser 2004 B4	0.14	10/07/11	05/15/34	25,700,000
1,000	RBC Municipal Products Trust, Inc., Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.16	10/07/11	05/15/34	1,000,000
	Texas Transportation Commission,
28,800	Mobility Fund Ser 2006 Eagle # 20060126 CL A	0.16	10/07/11	04/01/35	28,800,000
10,000	Mobility Fund Ser 2007 Eagle #20070090 Class A	0.16	10/07/11	04/01/37	10,000,000
	University of Texas Regents,
25,790	Financing System Ser 2007 B	0.08	10/07/11	08/01/33	25,790,000
33,510	Permanent University Fund Ser 2008 A	0.05	10/07/11	07/01/37	33,510,000

					143,500,000

	Utah (0.7%)
6,000	Murray City, IHC Health Services, Inc. Ser 2003 B	0.12	10/07/11	05/15/36	6,000,000
7,365	Utah Water Finance Agency, Ser 2008 B	0.16	10/07/11	10/01/37	7,365,000

					13,365,000

	Virginia (1.4%)
	Capital Beltway Funding Corporation of Virginia,
8,900	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.08	10/07/11	12/31/47	8,900,000
14,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.10	10/07/11	12/31/47	14,000,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$4,340	Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 2000	0.12%	10/07/11	01/01/30	$4,340,000

					27,240,000

	Washington (0.4%)
750	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC)	0.17	10/07/11	01/01/39	750,000
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	0.16	10/07/11	01/01/12	4,800,000
3,170	King County, Limited Tax Sewer Ser 2010 A	0.09	10/07/11	01/01/40	3,170,000

					8,720,000

	Wisconsin (0.3%)
560	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.17	10/07/11	08/15/37	560,000
975	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.16	10/07/11	09/01/40	975,000
1,090	Rhinelander, YMCA of the Northwoods Ser 2006	0.21	10/07/11	05/01/32	1,090,000
3,050	Wisconsin Health & Educational Facilities Authority, Concordia University, Inc. Ser 2009	0.16	10/07/11	05/01/39	3,050,000

					5,675,000

	Total Weekly Variable Rate Bonds (Cost $1,325,801,000)				1,325,801,000

	Daily Variable Rate Bonds (12.1%)
	California (0.7%)
15,000	J P Morgan Chase & Co., Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.15	10/03/11	08/12/12	15,000,000

	Mississippi (1.3%)
6,600	Jackson County, Chevron USA, Inc. Ser 1993	0.10	10/03/11	06/01/23	6,600,000
	Mississippi Business Finance Corporation,
8,900	Chevron USA Ser 2007 A	0.10	10/03/11	12/01/30	8,900,000
10,000	Chevron USA, Inc. Ser 2010 I	0.08	10/03/11	11/01/35	10,000,000

					25,500,000

	New York (2.3%)
23,000	New York City, Fiscal 2008 Ser J Subser J-3	0.11	10/03/11	08/01/23	23,000,000
23,020	New York City Municipal Water Finance Authority, Second General Fiscal 2007 Ser CC-1	0.15	10/03/11	06/15/38	23,020,000

					46,020,000

	North Carolina (0.6%)
11,200	Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System Ser 2007 H	0.10	10/03/11	01/15/45	11,200,000

	Texas (5.8%)
54,800	Harris County Cultural Education Facilities Financing Corporation, Methodist Hospital System Ser 2008 C-1	0.12	10/03/11	12/01/24	54,800,000
	Harris County Health Facilities Development Corporation,
16,200	Methodist Hospital System Ser 2008 A-1	0.12	10/03/11	12/01/41	16,200,000
13,500	Methodist Hospital System Ser 2008 A-2	0.12	10/03/11	12/01/41	13,500,000
	J P Morgan Chase & Co.,
30,000	Texas Ser 2011 TRANs PUTTERs Ser 3945	0.15	10/03/11	08/30/12	30,000,000
1,800	Texas Ser 2011 TRANs PUTTERs Ser 3946	0.15	10/03/11	08/30/12	1,800,000

					116,300,000

	Utah (1.4%)
27,500	Murray City, IHC Health Services, Inc. Ser 2005 D	0.12	10/03/11	05/15/37	27,500,000

	Total Daily Variable Rate Bonds (Cost $241,520,000)				241,520,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT IN		COUPON	ON DATE OF	MATURITY
THOUSANDS		RATE	PURCHASE	DATE	VALUE

	Commercial Paper (7.8%)
	California (1.3%)
$25,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 I	0.36%	0.36%	11/10/11	$25,000,000

	Florida (0.5%)
10,000	Hillsborough County, Ser 2002 A	0.20	0.20	11/03/11	10,000,000

	Michigan (0.9%)
18,420	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2009 A	0.15	0.15	10/20/11	18,420,000
	Minnesota (2.0%)
	Rochester,
20,000	Health Care Facilities Mayo Foundation Ser 2000 A	0.17	0.17	10/05/11	20,000,000
10,000	Health Care Facilities Mayo Foundation Ser 2000 B	0.20	0.20	12/20/11	10,000,000
10,000	Health Care Facilities Mayo Foundation Ser 2000 C	0.18	0.18	10/04/11	10,000,000

					40,000,000

	Nebraska (1.9%)
28,000	Lincoln, Lincoln Electric System Ser 1995	0.16	0.16	10/20/11	28,000,000
10,000	Nebraska Public Power District, Ser A Notes	0.15	0.15	10/06/11	10,000,000

					38,000,000

	Nevada (0.4%)
7,490	Las Vegas Valley Water District, Water Ser 2004 A	0.15	0.15	10/03/11	7,490,000

	Texas (0.8%)
2,000	Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System Ser 2009 C-1	0.36	0.36	11/17/11	2,000,000
15,000	Houston, Ser H-2	0.16	0.16	10/25/11	15,000,000

					17,000,000

	Total Commercial Paper (Cost $155,910,000)				155,910,000

		COUPON	DEMAND
		RATE(a)	DATE(b)
	Put Option Bonds (6.8%)
	California (1.0%)
20,000	J P Morgan Chase & Co., Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.16%	10/20/11	08/12/12	20,000,000

	Florida (0.3%)
5,000	Orlando Utilities Commission, Utility System Window Ser 2011 A	0.27	04/27/12	10/01/27	5,000,000
1,500	Palm Beach County Solid Waste Authority, Improvement Ser 2010	1.00	01/12/12	10/01/31	1,503,548

					6,503,548

	Illinois (0.2%)
1,000	Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1	0.48	02/01/12	11/01/30	1,000,000
2,000	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.28	04/27/12	04/01/51	2,000,000

					3,000,000

	Massachusetts (0.0%)
555	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.25	04/27/12	07/01/30	555,000

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT IN		COUPON	ON DATE OF	MATURITY
THOUSANDS		RATE	PURCHASE	DATE	VALUE

	Minnesota (0.3%)
$5,000	RBC Municipal Products Trust, Inc., Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.23%	12/01/11	11/15/47	$5,000,000

	New York (4.6%)
2,000	New York Liberty Development Corporation, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	12/01/50	2,000,000
90,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A-2	0.35	02/01/12	12/01/49	90,000,000

					92,000,000

	Texas (0.4%)
8,000	Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Window Ser 2011 B	0.29	10/07/11	11/15/50	8,000,000

	Virginia (0.0%)
500	Fairfax County Industrial Development Authority, Inova Health System Window Ser 2020 A-1	0.28	04/27/12	05/15/39	500,000
205	Norfolk Economic Development Authority, Sentara Healthcare Window Ser 2010 B	0.28	04/27/12	11/01/34	205,000
250	Norfolk Economic Development Authority, Sentara Healthcare Window Ser 2010 C	0.28	04/27/12	11/01/34	250,000

					955,000

	Total Put Option Bonds(Cost $136,013,548)				136,013,548

	Closed-End Investment Companies (4.7%)
	Arizona (0.3%)
6,000	BlackRock MuniYield Arizona Fund, Inc., (MZA), VRDP Ser W-7 (AMT)	0.30	10/07/11	06/01/41	6,000,000

	Michigan (1.2%)
23,000	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY), VRDP Ser W-7 (AMT)	0.30	10/07/11	04/01/41	23,000,000

	Multi-State (2.1%)
7,600	Nuveen Insured Premium Income Municipal Fund 2, VRDP Ser 2 (AMT)	0.29	10/07/11	06/01/40	7,600,000
12,000	Nuveen Premier Municipal, Income Fund, Inc., VRDP Ser 1-1277 (AMT)	0.31	10/07/11	05/05/41	12,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT)	0.31	10/07/11	05/05/41	23,000,000

					42,600,000

	New Jersey (0.5%)
10,000	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI), VRDP Ser W-7 (AMT)	0.31	10/07/11	07/01/41	10,000,000

	Pennsylvania (0.6%)
12,500	BlackRock MuniYield Pennsylvania Quality Fund, Inc., (MYM), VRDP Ser W-7 (AMT)	0.30	10/07/11	06/01/41	12,500,000

	Total Closed-End Investment Companies (Cost $94,100,000)				94,100,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE
	Municipal Bonds & Notes (2.1%)
	California (1.4%)
5,000	Los Angeles, Ser 2011 TRANs, dtd 07/12/11	2.50%	0.33%	04/30/12	5,062,623
	Los Angeles County,
7,000	2011-2012 Ser A TRANs, dtd 07/01/11	2.50	0.32	02/29/12	7,062,550
10,000	2011-2012 Ser B TRANs, dtd 07/01/11	2.50	0.34	03/30/12	10,106,677

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT IN		COUPON	ON DATE OF	MATURITY
THOUSANDS		RATE	PURCHASE	DATE	VALUE

$6,000	Los Angeles County Schools Pooled Financing Program, Pooled 2011-2012 Ser A-1 TRANs, dtd 07/01/11	2.00%	0.46%	06/29/12	$6,068,329

					28,300,179

	Georgia (0.1%)
2,000	Cobb County, Ser 2011 TANs, dtd 04/06/11	1.25	0.30	12/30/11	2,004,668

	Missouri (0.1%)
2,000	St. Louis, General Fund Ser 2011 TRANs, dtd 07/07/11	2.00	0.38	06/29/12	2,023,979

	New York (0.5%)
10,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11	2.00	0.35	07/12/12	10,127,977

	Total Municipal Bonds & Notes (Cost $42,456,803)				42,456,803

	Total Investments (Cost $1,995,801,351) (c)			99.8%	1,995,801,351
	Other Assets in Excess of Liabilities			0.2	3,773,158

	Net Assets			100.0%	$1,999,574,509

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2011.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.
Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Morgan Stanley Tax-Free Daily Income Trust
Notes to Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$1,325,801,000	—	$1,325,801,000	—
Daily Variable Rate Bonds	241,520,000	—	241,520,000	—
Commercial Paper	155,910,000	—	155,910,000	—
Put Option Bonds	136,013,548	—	136,013,548	—
Closed-End Investment Companies	94,100,000	—	94,100,000	—
Municipal Bonds & Notes	42,456,803	—	42,456,803	—

Total Assets	$1,995,801,351	—	$1,995,801,351	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Free Daily Income Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011